Schedule of Notes Payable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Notes payable	$ 284,353	$ 194,554	$ 238,018
Less current portion	223,952	134,153	134,118
Notes payable, long term, net of current portion	60,401	60,401	103,900
Department of Economic and Community Development [Member]
Short-Term Debt [Line Items]
Notes payable	134,153	134,153	134,118
Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Notes payable	60,401	60,401	$ 103,900
CEO [Member]
Short-Term Debt [Line Items]
Notes payable	$ 89,799